Statement of Changes in Stockholders' Equity (Deficit) - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2021	$ 800	$ 181	$ (17,701)	$ (16,720)
Balance, shares at Dec. 31, 2021	8,000,000
Issuance of common stock for services	$ 337	539,728		540,065
Issuance of common stock for services, shares	3,365,000
Issuance of units for cash	$ 200	1,999,800		2,000,000
Issuance of units for cash, shares	2,000,000
Options and warrants vested for services		234,088		234,088
Warrants for services cancelled		(151,821)		(151,821)
Imputed interest		6,473		6,473
Net loss			(1,998,055)	(1,998,055)
Balance at Dec. 31, 2022	$ 1,337	2,628,449	(2,015,756)	614,030
Balance, shares at Dec. 31, 2022	13,365,000
Issuance of common stock for services	$ 178	1,530,473		1,530,651
Issuance of common stock for services, shares	1,780,000
Options and warrants vested for services		624,463		624,463
Net loss			(9,212,417)	(9,212,417)
Issuance of common stock for cash	$ 525	6,199,475		6,200,000
Issuance of common stock for cash, shares	5,250,000
Imputed interest related party loan repayment		(6,473)		(6,473)
Warrants exercised	$ 102	1,024,398		1,024,500
Warrant exercised, shares	1,024,500
Balance at Dec. 31, 2023	$ 2,142	$ 12,000,785	$ (11,228,173)	$ 774,754
Balance, shares at Dec. 31, 2023	21,419,500